Subsequent Events	9 Months Ended
Sep. 30, 2023
Text block [abstract]
Subsequent Events
13.	Subsequent events

a)
On November 29, 2023, the Company through its subsidiary América Móvil, B.V. has increased its overall shareholding in Telekom Austria AG to 58% of Telekom Austria’s total outstanding shares, through a series of open market transactions.

b)
On December 26, 2023, the Company entered into a Transaction Agreement with Liberty Latin America Ltd. (“LLA”); its JV, ClaroVTR and certain affiliates of the Company and LLA, which consists of providing additional capital required by ClaroVTR during the calendar year 2023 and through June 30, 2024 in an aggregate amount not to exceed
CLP$972.4
billion, either collectively in proportion to their respective shareholding percentage interest or individually.

Furthermore, the Company or LLA may exercise a catch-up right on or before August 1, 2024, to cure any failure by the Company or LLA to fund its respective portion of such commitment in order to continue ClaroVTR as a 50:50 joint venture. Upon the conversion of the convertible notes of
ClaroVTR

purchased by the Company and any additional convertible notes purchased by the Company on or prior to August 1, 2024, ClaroVTR may no longer be a
50:50
joint venture if LLA does not exercise its catch-up right pursuant to the joint venture agreement.